222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO — NEW YORK — WASHINGTON, D.C. — LONDON — SAN FRANCISCO — LOS ANGELES
LINDA M. FRENCH ATTORNEY AT LAW lfrench@vedderprice.com
July 24, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:       Nuveen Investment Trust II (the “Registrant”); File No. 811-08333

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen International Select Fund, a series of Nuveen Investment Funds, Inc. (File No. 811-05309), into Nuveen International Growth Fund, a series of the Registrant.

Please contact Renee M. Hardt at (312) 609-7616 or the undersigned at (202) 312-3345 if you have questions or comments regarding the filing.

Very truly yours, /s/ Linda M. French

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